Provisions for employee benefits (Details 4) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Cash and cash equivalents	€ 115	€ 16
Equity securities	37	48
Debt securities	238	329
Real estate	6	10
Derivatives	2	9
Investment funds	56	60
Assets Held By Insurance Company	21	16
Other	70	100
Total	545	588
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash and cash equivalents	115	16
Equity securities	37	48
Debt securities	238	329
Real estate	6	10
Derivatives	2	9
Investment funds	56	60
Assets Held By Insurance Company	18	13
Other	70	100
Total	542	585
Level 2 and 3 of fair value hierarchy [member]
Statement [Line Items]
Assets Held By Insurance Company	3	3
Total	€ 3	€ 3